Authorization to issue the combined financial statements	12 Months Ended
Dec. 31, 2019
Authorization To Issue The Combined Financial Statements [Abstract]
Authorization to issue the combined financial statements
29.	Authorization to issue the combined financial statements

On May 4, 2020, the issuance of the Group's combined financial statements was authorized by Andrés Campos, Chief Executive Officer, and Gustavo Rodarte de la Serna, Chief Financial Officer.